                        Transamerica Income Shares, Inc.

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1996

                                      LOGO

REPORT TO SHAREHOLDERS

    Real economic growth in the third quarter of 1996 slowed markedly from the second quarter's 4.8% pace. In fact, consumption in real terms probably declined as consumers began to rebuild overstretched balance sheets. Employment grew strongly, but retail sales (excluding autos) declined in each month. Surveys point to consumer confidence at peak levels, and a modest fourth quarter rebound is predicted. However, with non-mortgage debt at a historic high, borrowing is taking place at a slower rate. Slower debt growth points to a slower rate of economic growth, although consumer debt levels probably will not decline in absolute terms until the next recession.

    As signs of the economic weakness anticipated early next year become apparent, both short and long-term interest rates should begin to move lower towards the end of this year. This probable economic slowdown is not expected to be serious, but several quarters of growth below 2% in real GDP terms are likely as consumers continue to rebuild savings. We believe that recession is unlikely unless the Federal Reserve errs on the side of too much restraint. The current level of long-term U.S. Treasury rates near 7% present a very attractive opportunity to earn a long-term real return in excess of 4%.

    At September 30, 1996, the Company's total net assets were $152,737,580 or $24.17 per share compared to $155,294,334 or $24.58 per share on March 31, 1996. Unaudited net investment income for the six months ended September 30, 1996 was $5,941,838 or 94 cents per share compared to net investment income of 96 cents per share for the comparable period of 1995. The dividend, which is payable monthly, remains at 16 cents per share, for a current annual rate of $1.92.

Highlights: For the six months ended September 30:

   Per Share:                            1996      1995
Net investment income.................  $ 0.94    $ 0.96
Distributions paid....................    0.96*     0.96
Net asset value.......................   24.17     24.88

* Includes a distribution of 3.42 cents from realized capital gains.

Dividends: For the fiscal years ended March 31:

1996      1995      1994      1993      1992
$1.93     $1.99**   $2.01**   $2.01     $2.16

** Includes a distribution of 5.88235 and 7.25 cents from realized capital gains in 1995 and 1994, respectively.

Quality: Ratings used are the highest by Moody's or Standard & Poor's for bonds owned on September 30, 1996:

                                        LOWER OR
  AAA       AA        A        BBB      NON-RATED
  1.3%     7.3%     27.9%     48.7%       14.8%

INVESTMENT PORTFOLIO
SEPTEMBER 30, 1996

                            Coupon %        Par         Market
                           & Maturity      Value        Value
                         --------------  ----------  ------------
BONDS &
DEBENTURES (98.2%)
ELECTRIC & GAS UTILITIES
(15.3%)
  Arizona Public           10 1/4s, '20
    Service.............                 $2,250,000  $  2,512,192
  Arkansas Power &
   Light................   10s,     '20   1,985,000     2,129,786
  Boston Edison.........   9 3/8s,  '21   2,200,000     2,359,170
                           11 1/8s, '16
  CTC Mansfield.........                  1,000,000     1,057,930
  Commonwealth Edison...   9 7/8s,  '20   2,000,000     2,255,840
                               8s,  '23     900,000       872,433
  Detroit Edison........   8.21s,   '22   1,000,000     1,047,610
                           8.24s,   '23   2,000,000     2,088,180
  Gulf States
    Utilities...........   8.94s,   '22   2,500,000     2,633,725
  Hydro-Quebec..........      8s,   '13   3,000,000     3,066,060
  Long Island Lighting..   9 5/8s,  '24   2,300,000     2,292,065
  Virginia Electric
   & Power..............   8 5/8s,  '24   1,000,000     1,043,190
FINANCIAL (8.3%)
  Barclays North           10 1/2s, '17
   American.............                  3,000,000     3,240,330
  Citicorp..............        8s, '03   1,000,000     1,044,820
  Fleet Financial
    Group...............    8 1/8s, '04   2,000,000     2,088,820
  Ford Motor Credit.....    8.20s,  '02   2,000,000     2,101,700
  General Motors
   Acceptance...........    8 1/2s, '03   3,000,000     3,194,670
  Mellon Bank...........        7s, '06   1,000,000       974,740
FOREIGN
GOVERNMENT (3.0%)
  Commonwealth of           9 5/8s, '06
    Australia...........                  4,000,000     4,608,320
FOREST & PAPER PRODUCTS
(4.7%)
  Georgia-Pacific.......    9 5/8s, '22   3,000,000     3,240,510
                            8 1/4s, '23   3,000,000     2,885,730
  James River...........    9 1/4s, '21   1,000,000     1,105,770

SEPTEMBER 30, 1996

                           Coupon %       Par         Market
                          & Maturity     Value        Value
                         ------------  ----------  ------------
HEALTHCARE (1.7%)
  Tenet Healthcare...... 8 5/8s,  '03  $2,500,000  $  2,600,000
INDUSTRIALS (13.7%)
  Carpenter Technology..    9s,   '22   1,000,000     1,054,640
  Caterpillar........... 9 3/4s,  '19   2,500,000     2,764,725
                         9 3/8s,  '21   1,000,000     1,184,480
  Cincinnati Milacron... 8 3/8s,  '04   2,000,000     2,013,700
  Conagra............... 9 3/4s,  '21   3,000,000     3,574,080
  General Motors Ser A.. 9.40s,   '21   3,750,000     4,357,725
  McDonnell Douglas..... 9 1/4s,  '02   4,000,000     4,398,440
  National Steel........ 8 3/8s,  '06     575,000       543,375
  Textron............... 8 3/4s,  '22   1,000,000     1,037,890
MEDIA (8.1%)
  Continental
    Cablevision......... 9 1/2s,  '13   1,000,000     1,090,000
  News America
   Holdings............. 9 1/4s,  '13   2,500,000     2,750,950
  Tele-Communications... 9.80s,   '12   2,500,000     2,683,900
                         9 1/4s,  '23   2,000,000     1,946,420
  Time Warner
   Entertainment........ 8 3/8s,  '33   4,000,000     3,900,080
PETROLEUM (5.2%)
                         10 1/8s, '09
  Occidental Petroleum..                  500,000       603,905
                         9 1/4s,  '19   1,100,000     1,284,668
  Phillips Petroleum.... 8.49s,   '23   4,000,000     4,026,840
                         7.92s,   '23   1,000,000       982,930
  Union Oil of
   California........... 8 3/4s,  '01   1,000,000     1,072,270
PIPELINES (10.6%)
  Colorado Interstate
    Gas.................   10s,   '05   2,000,000     2,327,520
  NorAm Energy.......... 8.90s,   '06   5,200,000     5,754,892
  Northwest Pipeline....    9s,   '22   2,000,000     2,103,020
  Texas Gas
    Transmission........ 8 5/8s,  '04   1,000,000     1,070,110
  Transcanada
    Pipelines........... 8 1/2s,  '23   2,000,000     2,116,240
  Transco Energy........ 9 3/8s,  '01   2,500,000     2,738,825

                           Coupon %       Par         Market
                          & Maturity     Value        Value
                         -------------  ----------  ------------
RETAIL (8.4%)
  Dayton Hudson.........     10s,  '11  $1,000,000  $  1,181,080
                          9 1/4s,  '11   2,800,000     3,136,868
                          8 1/2s,  '22   1,000,000       998,070
  May Department
    Stores..............  9 3/4s,  '21     750,000       896,302
                          8 3/8s,  '22   2,000,000     2,025,160
  Pathmark Stores.......  9 5/8s,  '03   3,000,000     2,925,000
  Smith's Food & Drug    11 1/4s,  '07
    Centers.............                 1,500,000     1,593,750
TELECOMMUNICATIONS (4.1%)
  General Telephone &    10 3/4s,  '17
   Electronics..........                 3,000,000     3,253,560
  Pacific Bell..........  8 1/2s,  '31   3,000,000     3,077,340
TRANSPORTATION (13.9%)
  Burlington Northern...  9 1/4s,  '06   1,000,000     1,095,040
  CSX...................      9s,  '06   3,000,000     3,326,580
                         10 3/8s,  '11
  Delta Air Lines.......                 2,000,000     2,388,940
                          9 3/4s,  '21   2,000,000     2,309,020
  Federal Express.......  9 5/8s,  '19   2,500,000     2,570,225
  Kansas City Southern
   Industries...........  6 5/8s,  '05   2,800,000     2,639,784
                          8.80s,   '22   2,250,000     2,342,003
  United Air Lines......  9 3/4s,  '21   4,000,000     4,564,520
U.S. GOVERNMENT (1.2%)
                          10 3/4s, '05
  U.S. Treasury Bond....                 1,500,000     1,898,430
                                                    ------------
TOTAL SECURITIES (98.2%)........................     150,046,888
SHORT-TERM INVESTMENT (0.7%)
  State Street Bank Eurodollar
    Time Deposit... 4 1/2s, 10-01-96
                                                       1,003,297
                                                    ------------
TOTAL INVESTMENT PORTFOLIO (98.9%)..............     151,050,185
Receivables and other assets,
  less liabilities (1.1%).......................       1,687,395
                                                    ------------
TOTAL NET ASSETS (100.0%).......................    $152,737,580
                                                    ============

See notes to financial statements.

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996

ASSETS:
Investment portfolio:
  Securities at market value
   (Identified cost $141,885,221).....  $150,046,888
  Short-term investments (at cost plus
   interest earned)...................     1,003,297
                                        ------------
                                         151,050,185
Interest receivable...................     2,829,398
Other assets..........................        29,297
                                        ------------
                                         153,908,880
                                        ------------
LIABILITIES:
Payable for:
  Income dividends declared...........     1,011,003
  Management fee......................        62,463
Accrued expenses and other
  liabilities.........................        97,834
                                        ------------
                                           1,171,300
                                        ------------
Total Net Assets -- equivalent to
  $24.17 per share....................  $152,737,580
                                        ============
SUMMARY OF SHAREHOLDERS' EQUITY
Common Stock -- 6,318,771 shares of $1
  par value outstanding, 20,000,000
  shares authorized...................  $  6,318,771
Additional capital....................   137,464,657
                                        ------------
Capital paid in.......................   143,783,428
Capital gains retained................       405,455
Undistributed net investment income...       343,457
Undistributed net realized gains......        43,573
Net unrealized appreciation of
  securities..........................     8,161,667
                                        ------------
Total Net Assets......................  $152,737,580
                                        ============

See notes to financial statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 1996

Investment Income:
  Income:
    Interest................               $ 6,418,194
  Expenses:
    Management fee
     (Note 2................  $   381,954
    Transfer agent fee and
     expenses...............       20,810
    Auditing fee............       16,514
    Postage.................       16,424
    Insurance...............        9,521
    Custodian fee...........        8,173
    NYSE annual fee.........        8,107
    Directors fees and
     expenses...............        6,777
    Other...................        8,076      476,356
                              -----------  -----------
Net investment income.......                 5,941,838
Net Realized and
 Unrealized Loss on
 Securities:
  Net realized gain from
   security transactions
   (excluding short-term
   investments):
    Proceeds from securities
     sold...................    5,748,640
    Cost of securities
     sold...................    5,705,290
                              -----------
  Net realized gain on
   security transactions
   (Note 3).................       43,350
                              -----------
  Unrealized appreciation of
   securities:
    Beginning of period.....   10,637,588
    End of period...........    8,161,667
                              -----------
  Decrease in unrealized
   appreciation of
   securities...............   (2,475,921)
                              -----------
Net realized and unrealized
 loss on securities.........                (2,432,571)
                                           -----------
Net increase in net assets
 resulting from
 operations.................               $ 3,509,267
                                           ===========

See notes to financial statements.

STATEMENT OF CHANGES IN TOTAL NET ASSETS

                             Six Months       Year
                               Ended         Ended
                              9-30-96       3-31-96
                            ------------  ------------
Increase (Decrease) In
 Total Net Assets:
Operations:
  Net investment income...  $  5,941,838  $ 12,239,442
  Net realized gain on
   security
   transactions...........        43,350       270,780
  Net unrealized gain
   (loss) on securities...    (2,475,921)    7,309,768
                            ------------  ------------
Increase in total net
 assets resulting from
 operations...............     3,509,267    19,819,990
Dividends to shareholders
 from net investment
 income ($0.93 and $1.93
 per share, respectively).    (5,849,918)  (12,195,228)
Distribution to
 shareholders from net
 realized capital gains
 ($0.03 per share)........      (216,103)           --
                            ------------  ------------
Increase (decrease) in
 total net assets.........    (2,556,754)    7,624,762
Total Net Assets:
  Beginning of period
   (includes undistributed
   net investment income
   of $251,537 and
   $207,323, respectively).  155,294,334   147,669,572
                            ------------  ------------
  End of period (includes
   undistributed net
   investment income of
   $343,457 and $251,537,
   respectively)..........  $152,737,580  $155,294,334
                            ============  ============

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- The Company, which is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company, consistently follows the following accounting policies:

  A -- The Company primarily invests in debt securities such as bonds and debentures. These securities, even though sometimes listed on a national securities exchange, primarily trade in the over-the-counter market. Accordingly, prices used are the current bid or similar ascertainable market value when the over-the-counter market more accurately reflects value. U.S. Government securities are valued at the bid price. In instances where securities are listed and primarily trade on a national securities exchange, they are valued at the sale price on the last business day of the period. Prices are provided by Merrill Lynch Securities Pricing Service, a non-affiliated securities pricing service. Short-term investments with maturities of 60 days or less are valued at cost plus interest earned, which approximates market value.

  B -- It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the minimum distribution requirements of the Code.

  C -- Security transactions are accounted for on the transaction date and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2 -- The management fee, computed on weekly net assets at the annual rate of 1/2 of 1%, was paid to Transamerica Investment Services, Inc.

NOTE 3 -- The cost of securities purchased and the proceeds of securities sold (excluding short-term investments) were $5,652,296 and $5,748,640, respectively, for the six months ended September 30, 1996. Realized gains or losses are based on the specific-certificate identification method. At September 30, 1996, the gross unrealized gain on securities held in the investment portfolio was $8,776,040 and the gross unrealized loss was $614,373. The cost of securities held at September 30, 1996 was the same for federal income tax and financial reporting purposes.

 NOTE 4 -- Financial highlights for each share of Common Stock outstanding throughout each period.

                      Six Months                      Year ended March 31
                        Ended       --------------------------------------------------------
                       9-30-96        1996        1995        1994       1993+        1992
                      ----------    --------    --------    --------    --------    --------
Per share operating
 performance:
Net asset value,
 beginning of
 period............      $24.58       $23.37      $24.17      $25.15      $24.00      $23.13
                         ------       ------      ------      ------      ------      ------
Net investment
 income............        0.94         1.94        1.93        1.95        2.03        2.13
Net realized and
 unrealized gain
 (loss) on
 securities........       (0.39)        1.20       (0.74)      (0.92)       1.61        0.90
                         ------       ------      ------      ------      ------      ------
Total from
 investment
 operations........        0.55         3.14        1.19        1.03        3.64        3.03
                         ------       ------      ------      ------      ------      ------
Less distributions:
Dividends from net
 investment
 income............       (0.93)       (1.93)      (1.93)      (1.94)      (2.01)      (2.16)
Distributions from
 net realized
 capital gains.....       (0.03)          --       (0.06)      (0.07)         --          --
                         ------       ------      ------      ------      ------      ------

Total
 distributions.....       (0.96)       (1.93)      (1.99)      (2.01)      (2.01)      (2.16)
                         ------       ------      ------      ------      ------      ------
Dilution resulting
 from rights
 offering..........          --           --          --          --       (0.48)         --
                         ------       ------      ------      ------      ------      ------
Net asset value,
 end of period.....      $24.17       $24.58      $23.37      $24.17      $25.15      $24.00
                         ======       ======      ======      ======      ======      ======
Per share market
 value, end of
 period............     $24.375      $24.375      $22.50     $23.375     $26.375      $25.50
Total investment
 return*...........        3.99%       17.08%       5.07%      -4.27%      11.81%      18.78%
Ratios/supplemental
 data:
Net assets, end of
 period (000s).....    $152,738     $155,294    $147,670    $152,699    $158,912    $126,361
Ratio of expenses
 to average net
 assets............        0.63%**      0.62%       0.68%       0.69%       0.60%       0.68%
Ratio of net
 investment income
 to average net
 assets............        7.80%**      7.83        8.35%       7.60%       8.27%       8.98%
Portfolio turnover
 rate..............           8%**        14%         15%         15%         32%         30%

---------------------------

+  Based on monthly average shares outstanding during the period.

* Based on the market price of the Company's shares. The total return for the six months ended September 30, 1996, is not annualized.

** Annualized.

The number of shares outstanding at the end of each period was 6,318,771 except for the fiscal year ending in 1992 when the number outstanding was 5,265,643 shares.

ANNUAL SHAREHOLDER MEETING RESULTS

     At the shareholders meeting held July 24, 1996, a total of 5,429,440 shares were represented by proxy, 85.93% of all outstanding shares. The five current directors were reelected. The votes for reelection of Donald E. Cantlay, Richard
N. Latzer, DeWayne W. Moore, Gary U. Rolle, and Peter J. Sodini were 5,356,684, 5,369,780, 5,346,590, 5,369,006 and 5,369,599, respectively, and the votes withheld as to each were 72,756, 59,660, 82,850, 60,434 and 59,841, respectively.

     A proposal to continue the present Management and Investment Advisory Agreement between the Company and Transamerica Investment Services, Inc. was approved as follows: 5,308,296 votes for, and 36,162 votes against, with 84,983 abstentions. A proposal to ratify the selection of Ernst & Young LLP as independent auditors for the Company was also approved as follows: 5,333,577 votes for, and 21,713 votes against, with 74,151 abstentions.

     In certain circumstances, brokers and nominees can return a proxy as a "non-vote"; however, no non-votes were received on any of the above matters.

OFFICERS AND DIRECTORS

THOMAS M. ADAMS, Secretary
J. RICHARD ATWOOD, Treasurer
DONALD E. CANTLAY, Director
SHARON K. KILMER, Vice President
RICHARD N. LATZER, Director
DeWAYNE W. MOORE, Director
GARY U. ROLLE, President & Chairman
SUSAN A. SILBERT, Vice President
PETER J. SODINI, Director
----------------------------------------------------------
MANAGER

Transamerica Investment Services, Inc.
Box 2438, Los Angeles, CA 90051


TRANSFER AGENT

ChaseMellon Shareholder Services, L.L.C.
111 Founders Plaza, Suite 1100
East Hartford, CT 06108
1-800-288-9541

For hearing and speech impaired (TDD)
1-800-231-5469


LISTED

New York Stock Exchange
Symbol: TAI
----------------------------------------------------------

A dividend reinvestment plan is available.
For information, contact the plan agent:

ChaseMellon Shareholder Services, L.L.C.
Shareholder Investment Services
P.O. Box 750
Pittsburgh, PA 15230-0750
1-800-288-9541
----------------------------------------------------------

Transamerica Income Shares is a closed-end investment company which invests primarily in debt securities. Its objective is to provide a high level of current income.